SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance For Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Allowance For Doubtful Accounts [Member]
Deducted from asset accounts:
Balance at Beginning of Period	$ 71	$ 19
Charged to Costs and Expenses	31	61
Deductions	0	(9)
Balance at End of Period	$ 102	$ 71